UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)

________

101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

________

Michael Beattie, President
The Advisors’ Inner Circle Fund III
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

________

Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: September 30
Date of Reporting Period: July 1, 2021 to June 30, 2022

________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of The Advisors’ Inner Circle Fund III:

SouthernSun Small Cap Fund
SouthernSun U.S. Equity Fund

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
AGCO CORPORATION
Security ID: 001084102
Ticker: AGCO
Meeting Date: 28-Apr-22
Meeting Type: Annual
1a.	Election of Director: Michael C. Arnold	Management	For	Voted - For
1b.	Election of Director: Sondra L. Barbour	Management	For	Voted - For
1c.	Election of Director: Suzanne P. Clark	Management	For	Voted - For
1d.	Election of Director: Bob De Lange	Management	For	Voted - For
1e.	Election of Director: Eric P. Hansotia	Management	For	Voted - For
1f.	Election of Director: George E. Minnich	Management	For	Voted - For
1g.	Election of Director: Niels Pörksen	Management	For	Voted - For
1h.	Election of Director: David Sagehorn	Management	For	Voted - For
1i.	Election of Director: Mallika Srinivasan	Management	For	Voted - For
1j.	Election of Director: Matthew Tsien	Management	For	Voted - For
2.	Non-binding advisory resolution to approve the compensation of the company's named executive officers	Management	For	Voted - For
3.	Ratification of kpmg llp as the company's independent registered public accounting firm for 2022	Management	For	Voted - For
ARMSTRONG WORLD INDUSTRIES, INC.
Security ID: 04247X102
Ticker: AWI
Meeting Date: 16-Jun-22
Meeting Type: Annual
1.1	Director: Victor D. Grizzle	Management	For	Voted - For
1.2	Director: Richard D. Holder	Management	For	Voted - For
1.3	Director: Barbara L. Loughran	Management	For	Voted - For
1.4	Director: Larry S. McWilliams	Management	For	Voted - For
1.5	Director: James C. Melville	Management	For	Voted - For
1.6	Director: Wayne R. Shurts	Management	For	Voted - For
1.7	Director: Roy W. Templin	Management	For	Voted - For
1.8	Director: Cherryl T. Thomas	Management	For	Voted - For
2.	To ratify the selection of KPMG LLP as our independent registered public accounting firm for 2022.	Management	For	Voted - For
3.	To approve, on an advisory basis, our Executive Compensation Program.	Management	For	Voted - For
4.	To approve the Armstrong World Industries, Inc. Equity and Cash Incentive Plan.	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

BROADRIDGE FINANCIAL SOLUTIONS, INC.
Security ID: 11133T103
Ticker: BR
Meeting Date: 18-Nov-21
Meeting Type: Annual
1A.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Leslie A. Brun	Management	For	Voted - For
1B.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Pamela L. Carter	Management	For	Voted - For
1C.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Richard J. Daly	Management	For	Voted - For
1D.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Robert N. Duelks	Management	For	Voted - For
1E.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Melvin L. Flowers	Management	For	Voted - For
1F.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Timothy C. Gokey	Management	For	Voted - For
1G.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Brett A. Keller	Management	For	Voted - For
1H.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Maura A. Markus	Management	For	Voted - For
1I.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Annette L. Nazareth	Management	For	Voted - For
1J.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Thomas J. Perna	Management	For	Voted - For
1K.	Election of Director to serve until the 2022 Annual Meeting of Stockholders: Amit K. Zavery	Management	For	Voted - For
2.	Advisory vote to approve the compensation of the Company's Named Executive Officers (the Say on Pay Vote).	Management	For	Voted - For
3.	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accountants for the fiscal year ending June 30, 2022.	Management	For	Voted - For
CLEAN HARBORS, INC.
Security ID: 184496107
Ticker: CLH
Meeting Date: 25-May-22
Meeting Type: Annual
1.1	Director: Andrea Robertson	Management	For	Voted - For
1.2	Director: Lauren C. States	Management	For	Voted - For
1.3	Director: Robert J. Willett	Management	For	Voted - For
2.	To approve an advisory vote on the Company's executive compensation.	Management	For	Voted - For
3.	To ratify the selection by the Audit Committee of the Company's Board of Directors of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the current fiscal year.	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

CMC MATERIALS, INC.
Security ID: 12571T100
Ticker: CCMP
Meeting Date: 03-Mar-22
Meeting Type: Special
1.
Proposal to adopt the Agreement and Plan of Merger (the "merger agreement"), dated as of December 14, 2021, by and between CMC Materials, Inc. ("CMC"), Entegris, Inc. and Yosemite Merger Sub (as amended from time to time) (the "merger agreement proposal").
	Management	For	Voted - For
2.
Proposal to approve, on a non-binding, advisory basis, the merger-related compensation that will or may be paid to CMC's named executive officers in connection with the transactions contemplated by the merger agreement (the "compensation proposal").
	Management	For	Voted - For
3.
Proposal to approve the adjournment of the special meeting to solicit additional proxies if there are not sufficient votes at the time of the special meeting to approve the merger agreement proposal or to ensure that any supplement or amendment to the accompanying proxy statement/prospectus is timely provided to CMC stockholders (the "adjournment proposal").
	Management	For	Voted - For
CRANE CO.
Security ID: 224399105
Ticker: CR
Meeting Date: 16-May-22
Meeting Type: Annual
1.1	Election of Director: Martin R. Benante	Management	For	Voted - For
1.2	Election of Director: Michael Dinkins	Management	For	Voted - For
1.3	Election of Director: Ronald C. Lindsay	Management	For	Voted - For
1.4	Election of Director: Ellen McClain	Management	For	Voted - For
1.5	Election of Director: Charles G. McClure, Jr.	Management	For	Voted - For
1.6	Election of Director: Max H. Mitchell	Management	For	Voted - For
1.7	Election of Director: Jennifer M. Pollino	Management	For	Voted - For
1.8	Election of Director: John S. Stroup	Management	For	Voted - For
1.9	Election of Director: James L. L. Tullis	Management	For	Voted - For
2.	Ratification of selection of Deloitte & Touche LLP as independent auditors for Crane Co. for 2022.	Management	For	Voted - For
3.	Say on Pay - An advisory vote to approve the compensation paid to certain executive officers.	Management	For	Voted - For
4.	Proposal to adopt and approve the Agreement and Plan of Merger by and among Crane Co., Crane Holdings, Co. and Crane Transaction Company, LLC.	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

DARLING INGREDIENTS INC.
Security ID: 237266101
Ticker: DAR
Meeting Date: 10-May-22
Meeting Type: Annual
1A.	Election of Director: Randall C. Stuewe	Management	For	Voted - For
1B.	Election of Director: Charles Adair	Management	For	Voted - For
1C.	Election of Director: Beth Albright	Management	For	Voted - For
1D.	Election of Director: Celeste A. Clark	Management	For	Voted - For
1E.	Election of Director: Linda Goodspeed	Management	For	Voted - For
1F.	Election of Director: Enderson Guimaraes	Management	For	Voted - For
1G.	Election of Director: Dirk Kloosterboer	Management	For	Voted - For
1H.	Election of Director: Mary R. Korby	Management	For	Voted - For
1I.	Election of Director: Gary W. Mize	Management	For	Voted - For
1J.	Election of Director: Michael E. Rescoe	Management	For	Voted - For
2.	Proposal to ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
3.	Advisory vote to approve executive compensation.	Management	For	Voted - For
DYCOM INDUSTRIES, INC.
Security ID: 267475101
Ticker: DY
Meeting Date: 26-May-22
Meeting Type: Annual
1A.	Election of Director: Eitan Gertel	Management	For	Voted - For
1B.	Election of Director: Stephen C. Robinson	Management	For	Voted - For
1C.	Election of Director: Carmen M. Sabater	Management	For	Voted - For
1D.	Election of Director: Richard K. Sykes	Management	For	Voted - For
2.	To approve, by non-binding advisory vote, executive compensation.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent auditor for fiscal 2023.	Management	For	Voted - For
4.	To approve an Amendment & Restatement to the Dycom Industries, Inc. 2012 Long- Term Incentive Plan.	Management	For	Voted - For
FIRST HORIZON CORPORATION
Security ID: 320517105
Ticker: FHN
Meeting Date: 26-Apr-22
Meeting Type: Annual
1A.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Harry V. Barton, Jr.	Management	For	Voted - For
1B.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Kenneth A. Burdick	Management	For	Voted - For
1C.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Daryl G. Byrd	Management	For	Voted - For
1D.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: John N. Casbon	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1E.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: John C. Compton	Management	For	Voted - For
1F.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Wendy P. Davidson	Management	For	Voted - For
1G.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: William H. Fenstermaker	Management	For	Voted - For
1H.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: D. Bryan Jordan	Management	For	Voted - For
1I.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: J. Michael Kemp, Sr.	Management	For	Voted - For
1J.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Rick E. Maples	Management	For	Voted - For
1K.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Vicki R. Palmer	Management	For	Voted - For
1L.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Colin V. Reed	Management	For	Voted - For
1M.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: E. Stewart Shea, III	Management	For	Voted - For
1N.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Cecelia D. Stewart	Management	For	Voted - For
1O.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Rajesh Subramaniam	Management	For	Voted - For
1P.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: Rosa Sugrañes	Management	For	Voted - For
1Q.	Election of Director to serve until the 2023 Annual Meeting of Shareholders: R. Eugene Taylor	Management	For	Voted - For
2.	Ratification of appointment of KPMG LLP as auditors	Management	For	Voted - For
3.	Approval of an advisory resolution to approve executive compensation	Management	For	Voted - For
IDEX CORPORATION
Security ID: 45167R104
Ticker: IEX
Meeting Date: 06-May-22
Meeting Type: Annual
1A.	Election of Class III Director for a term of three years: Livingston L. Satterthwaite	Management	For	Voted - For
1B.	Election of Class III Director for a term of three years: David C. Parry	Management	For	Voted - For
1C.	Election of Class III Director for a term of three years: Eric D. Ashleman	Management	For	Voted - For
1D.	Election of Class II Director for a term of two years: L. Paris Watts-Stanfield	Management	For	Voted - For
2.	Advisory vote to approve named executive officer compensation.	Management	For	Voted - For
3.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered accounting firm for 2022.	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

MURPHY USA INC.
Security ID: 626755102
Ticker: MUSA
Meeting Date: 05-May-22
Meeting Type: Annual
1A.	Election of Class III Director: R. Madison Murphy	Management	For	Voted - For
1B.	Election of Class III Director: R. Andrew Clyde	Management	For	Voted - For
1C.	Election of Class III Director: David B. Miller	Management	For	Voted - For
1D.	Election of Class III Director: Rosemary L. Turner	Management	For	Voted - For
2.	Approval of Executive Compensation on an Advisory, Non-Binding Basis.	Management	For	Voted - For
3.	Determine the Frequency of Stockholder Approval of the Compensation of the Named Executive Officers on an Advisory, Non-Binding Basis.	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of Independent Registered Public Accounting Firm for Fiscal 2022.	Management	For	Voted - For
POLARIS INC.
Security ID: 731068102
Ticker: PII
Meeting Date: 28-Apr-22
Meeting Type: Annual
1A.	Election of Class I Director: Bernd F. Kessler	Management	For	Voted - For
1B.	Election of Class I Director: Lawrence D. Kingsley	Management	For	Voted - For
1C.	Election of Class I Director: Gwynne E. Shotwell	Management	For	Voted - For
2.	The ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2022	Management	For	Voted - For
3.	Advisory vote to approve the compensation of our Named Executive Officers	Management	For	Voted - For
THE BOSTON BEER COMPANY, INC.
Security ID: 100557107
Ticker: SAM
Meeting Date: 18-May-22
Meeting Type: Annual
1.1	Director: Meghan V. Joyce	Management	For	Voted - For
1.2	Director: Michael Spillane	Management	For	Voted - For
1.3	Director: Jean-Michel Valette	Management	For	Voted - For
2.	Advisory vote to approve our Named Executive Officers' executive compensation.	Management	For	Voted - For
THE BRINK'S COMPANY
Security ID: 109696104
Ticker: BCO
Meeting Date: 06-May-22
Meeting Type: Annual
1A.	Election of Director: Kathie J. Andrade	Management	For	Voted - For
1B.	Election of Director: Paul G. Boynton	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1C.	Election of Director: Ian D. Clough	Management	For	Voted - For
1D.	Election of Director: Susan E. Docherty	Management	For	Voted - For
1E.	Election of Director: Mark Eubanks	Management	For	Voted - For
1F.	Election of Director: Michael J. Herling	Management	For	Voted - For
1G.	Election of Director: A. Louis Parker	Management	For	Voted - For
1H.	Election of Director: Douglas A. Pertz	Management	For	Voted - For
1I.	Election of Director: Timothy J. Tynan	Management	For	Voted - For
2.	Approval of an advisory resolution on named executive officer compensation.	Management	For	Voted - For
3.	Approval of the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
THE TIMKEN COMPANY
Security ID: 887389104
Ticker: TKR
Meeting Date: 06-May-22
Meeting Type: Annual
1.1	Director: Maria A. Crowe	Management	For	Voted - For
1.2	Director: Elizabeth A. Harrell	Management	For	Voted - For
1.3	Director: Richard G. Kyle	Management	For	Voted - For
1.4	Director: Sarah C. Lauber	Management	For	Voted - For
1.5	Director: John A. Luke, Jr.	Management	For	Voted - For
1.6	Director: Christopher L. Mapes	Management	For	Voted - For
1.7	Director: James F. Palmer	Management	For	Voted - For
1.8	Director: Ajita G. Rajendra	Management	For	Voted - For
1.9	Director: Frank C. Sullivan	Management	For	Voted - For
1.10	Director: John M. Timken, Jr.	Management	For	Voted - For
1.11	Director: Ward J. Timken, Jr.	Management	For	Voted - For
1.12	Director: Jacqueline F. Woods	Management	For	Voted - For
2.	Approval, on an advisory basis, of our named executive officer compensation.	Management	For	Voted - For
3.	Ratification of the appointment of Ernst & Young LLP as our independent auditor for the fiscal year ending December 31, 2022.	Management	For	Voted - For
4.
Consideration of a shareholder proposal requesting that our Board take each step necessary so that each voting requirement in our charter and bylaws (that is explicit or implicit due to default to state law) that calls for a greater than simple majority vote be eliminated, and replaced by a requirement for a majority of the votes cast for and against applicable proposals, or a simple majority in compliance with applicable laws.
		Shareholder	Against	Voted - Against
THE WESTERN UNION COMPANY
Security ID: 959802109
Ticker: WU
Meeting Date: 19-May-22
Meeting Type: Annual
1A.	Election of Director: Martin I. Cole	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1B.	Election of Director: Richard A. Goodman	Management	For	Voted - For
1C.	Election of Director: Betsy D. Holden	Management	For	Voted - For
1D.	Election of Director: Jeffrey A. Joerres	Management	For	Voted - For
1E.	Election of Director: Devin B. McGranahan	Management	For	Voted - For
1F.	Election of Director: Michael A. Miles, Jr.	Management	For	Voted - For
1G.	Election of Director: Timothy P. Murphy	Management	For	Voted - For
1H.	Election of Director: Joyce A. Phillips	Management	For	Voted - For
1I.	Election of Director: Jan Siegmund	Management	For	Voted - For
1J.	Election of Director: Angela A. Sun	Management	For	Voted - For
1K.	Election of Director: Solomon D. Trujillo	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation	Management	For	Voted - For
3.	Ratification of Selection of Ernst & Young LLP as Independent Registered Public Accounting Firm for 2022	Management	For	Voted - For
4.	Stockholder Proposal Regarding Modification to Stockholder Right to Call a Special Meeting	Shareholder	Against	Voted - Against
THOR INDUSTRIES, INC.
Security ID: 885160101
Ticker: THO
Meeting Date: 17-Dec-21
Meeting Type: Annual
1.1	Director: Andrew Graves	Management	For	Voted - For
1.2	Director: Christina Hennington	Management	For	Voted - For
1.3	Director: Amelia A. Huntington	Management	For	Voted - For
1.4	Director: Laurel Hurd	Management	For	Voted - For
1.5	Director: Wilson Jones	Management	For	Voted - For
1.6	Director: William J. Kelley, Jr.	Management	For	Voted - For
1.7	Director: Christopher Klein	Management	For	Voted - For
1.8	Director: Robert W. Martin	Management	For	Voted - For
1.9	Director: Peter B. Orthwein	Management	For	Voted - For
1.10	Director: James L. Ziemer	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our Fiscal Year 2022.	Management	For	Voted - For
3.	Non-binding advisory vote to approve the compensation of our named executive officers (NEOs).	Management	For	Voted - For
4.	Approval of the Amendment to the THOR Industries, Inc. 2016 Equity and Incentive Plan.	Management	For	Voted - For
UNIVAR SOLUTIONS INC.
Security ID: 91336L107
Ticker: UNVR
Meeting Date: 05-May-22
Meeting Type: Annual
1A.	Election of Director to serve for a term of one year: Joan A. Braca	Management	For	Voted - For
1B.	Election of Director to serve for a term of one year: Mark J. Byrne	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1C.	Election of Director to serve for a term of one year: Daniel P. Doheny	Management	For	Voted - For
1D.	Election of Director to serve for a term of one year: Richard P. Fox	Management	For	Voted - For
1E.	Election of Director to serve for a term of one year: Rhonda Germany	Management	For	Voted - For
1F.	Election of Director to serve for a term of one year: David C. Jukes	Management	For	Voted - For
1G.	Election of Director to serve for a term of one year: Varun Laroyia	Management	For	Voted - For
1H.	Election of Director to serve for a term of one year: Stephen D. Newlin	Management	For	Voted - For
1I.	Election of Director to serve for a term of one year: Christopher D. Pappas	Management	For	Voted - For
1J.	Election of Director to serve for a term of one year: Kerry J. Preete	Management	For	Voted - For
1K.	Election of Director to serve for a term of one year: Robert L. Wood	Management	For	Voted - For
2.	Non-binding advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Non-binding advisory vote on the frequency of future advisory votes on the compensation of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
4.	Ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for 2022.	Management	For	Voted - For
WATSCO, INC.
Security ID: 942622200
Ticker: WSO
Meeting Date: 06-Jun-22
Meeting Type: Annual
1.1	Director: John A. Macdonald	Management	For	Voted - For
1.2	Director: Bob L. Moss	Management	For	Voted - For
1.3	Director: Steven (Slava) Rubin	Management	For	Voted - For
2.	To approve the advisory resolution regarding the compensation of our named executive officers.	Management	For	Voted - For
3.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the 2022 fiscal year.	Management	For	Voted - For
WESTROCK COMPANY
Security ID: 96145D105
Ticker: WRK
Meeting Date: 28-Jan-22
Meeting Type: Annual
1A.	Election of Director: Colleen F. Arnold	Management	For	Voted - For
1B.	Election of Director: Timothy J. Bernlohr	Management	For	Voted - For
1C.	Election of Director: J. Powell Brown	Management	For	Voted - For
1D.	Election of Director: Terrell K. Crews	Management	For	Voted - For

SouthernSun Small Cap Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1E.	Election of Director: Russell M. Currey	Management	For	Voted - For
1F.	Election of Director: Suzan F. Harrison	Management	For	Voted - For
1G.	Election of Director: Gracia C. Martore	Management	For	Voted - For
1H.	Election of Director: James E. Nevels	Management	For	Voted - For
1I.	Election of Director: David B. Sewell	Management	For	Voted - For
1J.	Election of Director: Alan D. Wilson	Management	For	Voted - For
2.	Advisory Vote to Approve Executive Compensation.	Management	For	Voted - For
3.	Approve the Amendment to the WestRock Company 2020 Incentive Stock Plan.	Management	For	Voted - For
4.	Ratification of Appointment of Ernst & Young LLP.	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
AGCO CORPORATION
Security ID: 001084102
Ticker: AGCO
Meeting Date: 28-Apr-22
Meeting Type: Annual
1a.	Election of Director: Michael C. Arnold	Management	For	Voted - For
1b.	Election of Director: Sondra L. Barbour	Management	For	Voted - For
1c.	Election of Director: Suzanne P. Clark	Management	For	Voted - For
1d.	Election of Director: Bob De Lange	Management	For	Voted - For
1e.	Election of Director: Eric P. Hansotia	Management	For	Voted - For
1f.	Election of Director: George E. Minnich	Management	For	Voted - For
1g.	Election of Director: Niels Pörksen	Management	For	Voted - For
1h.	Election of Director: David Sagehorn	Management	For	Voted - For
1i.	Election of Director: Mallika Srinivasan	Management	For	Voted - For
1j.	Election of Director: Matthew Tsien	Management	For	Voted - For
2.	Non-binding advisory resolution to approve the compensation of the company's named executive officers	Management	For	Voted - For
3.	Ratification of kpmg llp as the company's independent registered public accounting firm for 2022	Management	For	Voted - For
BELDEN INC.
Security ID: 077454106
Ticker: BDC
Meeting Date: 25-May-22
Meeting Type: Annual
1A.	Election of Director: David J. Aldrich	Management	For	Voted - For
1B.	Election of Director: Lance C. Balk	Management	For	Voted - For
1C.	Election of Director: Steven W. Berglund	Management	For	Voted - For
1D.	Election of Director: Diane D. Brink	Management	For	Voted - For
1E.	Election of Director: Judy L. Brown	Management	For	Voted - For
1F.	Election of Director: Nancy Calderon	Management	For	Voted - For
1G.	Election of Director: Jonathan C. Klein	Management	For	Voted - For
1H.	Election of Director: Gregory J. McCray	Management	For	Voted - For
1I.	Election of Director: Roel Vestjens	Management	For	Voted - For
2.	Ratification of the appointment of Ernst & Young as the Company's Independent Registered Public Accounting Firm for 2022.	Management	For	Voted - For
3.	Advisory vote on executive compensation for 2021.	Management	For	Voted - For
CLEAN HARBORS, INC.
Security ID: 184496107
Ticker: CLH
Meeting Date: 25-May-22
Meeting Type: Annual
1.1	Director: Andrea Robertson	Management	For	Voted - For
1.2	Director: Lauren C. States	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1.3	Director: Robert J. Willett	Management	For	Voted - For
2.	To approve an advisory vote on the Company's executive compensation.	Management	For	Voted - For
3.	To ratify the selection by the Audit Committee of the Company's Board of Directors of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the current fiscal year.	Management	For	Voted - For
CMC MATERIALS, INC.
Security ID: 12571T100
Ticker: CCMP
Meeting Date: 03-Mar-22
Meeting Type: Special
1.
Proposal to adopt the Agreement and Plan of Merger (the "merger agreement"), dated as of December 14, 2021, by and between CMC Materials, Inc. ("CMC"), Entegris, Inc. and Yosemite Merger Sub (as amended from time to time) (the "merger agreement proposal").
	Management	For	Voted - For
2.
Proposal to approve, on a non-binding, advisory basis, the merger-related compensation that will or may be paid to CMC's named executive officers in connection with the transactions contemplated by the merger agreement (the "compensation proposal").
	Management	For	Voted - For
3.
Proposal to approve the adjournment of the special meeting to solicit additional proxies if there are not sufficient votes at the time of the special meeting to approve the merger agreement proposal or to ensure that any supplement or amendment to the accompanying proxy statement/prospectus is timely provided to CMC stockholders (the "adjournment proposal").
	Management	For	Voted - For
CRANE CO.
Security ID: 224399105
Ticker: CR
Meeting Date: 16-May-22
Meeting Type: Annual
1.1	Election of Director: Martin R. Benante	Management	For	Voted - For
1.2	Election of Director: Michael Dinkins	Management	For	Voted - For
1.3	Election of Director: Ronald C. Lindsay	Management	For	Voted - For
1.4	Election of Director: Ellen McClain	Management	For	Voted - For
1.5	Election of Director: Charles G. McClure, Jr.	Management	For	Voted - For
1.6	Election of Director: Max H. Mitchell	Management	For	Voted - For
1.7	Election of Director: Jennifer M. Pollino	Management	For	Voted - For
1.8	Election of Director: John S. Stroup	Management	For	Voted - For
1.9	Election of Director: James L. L. Tullis	Management	For	Voted - For
2.	Ratification of selection of Deloitte & Touche LLP as independent auditors for Crane Co. for 2022.	Management	For	Voted - For
3.	Say on Pay - An advisory vote to approve the compensation paid to certain executive officers.	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.
Proposal to adopt and approve the Agreement and Plan of Merger by and among Crane Co., Crane Holdings, Co. and Crane Transaction Company, LLC.
Management
For
Voted - For
DARLING INGREDIENTS INC.
Security ID: 237266101
Ticker: DAR
Meeting Date: 10-May-22
Meeting Type: Annual
1A.	Election of Director: Randall C. Stuewe	Management	For	Voted - For
1B.	Election of Director: Charles Adair	Management	For	Voted - For
1C.	Election of Director: Beth Albright	Management	For	Voted - For
1D.	Election of Director: Celeste A. Clark	Management	For	Voted - For
1E.	Election of Director: Linda Goodspeed	Management	For	Voted - For
1F.	Election of Director: Enderson Guimaraes	Management	For	Voted - For
1G.	Election of Director: Dirk Kloosterboer	Management	For	Voted - For
1H.	Election of Director: Mary R. Korby	Management	For	Voted - For
1I.	Election of Director: Gary W. Mize	Management	For	Voted - For
1J.	Election of Director: Michael E. Rescoe	Management	For	Voted - For
2.	Proposal to ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
3.	Advisory vote to approve executive compensation.	Management	For	Voted - For
DORMAN PRODUCTS, INC.
Security ID: 258278100
Ticker: DORM
Meeting Date: 25-May-22
Meeting Type: Annual
1A.	Election of Director: Steven L. Berman	Management	For	Voted - For
1B.	Election of Director: Kevin M. Olsen	Management	For	Voted - For
1C.	Election of Director: Lisa M. Bachmann	Management	For	Voted - For
1D.	Election of Director: John J. Gavin	Management	For	Voted - For
1E.	Election of Director: Richard T. Riley	Management	For	Voted - For
1F.	Election of Director: Kelly A. Romano	Management	For	Voted - For
1G.	Election of Director: G. Michael Stakias	Management	For	Voted - For
1H.	Election of Director: J. Darrell Thomas	Management	For	Voted - For
2.	Advisory approval of the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Ratification of KPMG LLP as the Company's independent registered public accounting firm for the 2022 fiscal year.	Management	For	Voted - For
DYCOM INDUSTRIES, INC.
Security ID: 267475101
Ticker: DY
Meeting Date: 26-May-22
Meeting Type: Annual
1A.	Election of Director: Eitan Gertel	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1B.	Election of Director: Stephen C. Robinson	Management	For	Voted - For
1C.	Election of Director: Carmen M. Sabater	Management	For	Voted - For
1D.	Election of Director: Richard K. Sykes	Management	For	Voted - For
2.	To approve, by non-binding advisory vote, executive compensation.	Management	For	Voted - For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent auditor for fiscal 2023.	Management	For	Voted - For
4.	To approve an Amendment & Restatement to the Dycom Industries, Inc. 2012 Long- Term Incentive Plan.	Management	For	Voted - For
ENERPAC TOOL GROUP CORP
Security ID: 292765104
Ticker: EPAC
Meeting Date: 25-Jan-22
Meeting Type: Annual
1.1	Director: Alfredo Altavilla	Management	For	Voted - For
1.2	Director: Judy L. Altmaier	Management	For	Voted - For
1.3	Director: J. Palmer Clarkson	Management	For	Voted - For
1.4	Director: Danny L. Cunningham	Management	For	Voted - For
1.5	Director: E. James Ferland	Management	For	Voted - For
1.6	Director: Richard D. Holder	Management	For	Voted - For
1.7	Director: Sidney S. Simmons	Management	For	Voted - For
1.8	Director: Paul E. Sternlieb	Management	For	Voted - For
2.	Ratification of Ernst & Young LLP as the Company's independent auditor for the fiscal year ending August 31, 2022.	Management	For	Voted - For
3.	Advisory vote to approve the compensation of our named executive officers.	Management	For	Voted - For
HILL-ROM HOLDINGS, INC.
Security ID: 431475102
Ticker: HRC
Meeting Date: 02-Dec-21
Meeting Type: Special
1.
To approve the Agreement and Plan of Merger, dated as of September 1, 2021, by and among Hill-Rom Holdings, Inc. ("Hillrom"), Baxter International Inc. ("Baxter"), and Bel Air Subsidiary, Inc., a direct wholly owned subsidiary of Baxter ("Merger Sub"), as it may be amended from time to time (the "merger agreement"), pursuant to which Merger Sub will be merged with and into Hillrom, with Hillrom surviving the merger as a wholly owned subsidiary of Baxter (the "merger").
		Management	For	Voted - For
2.
To adjourn the special meeting, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve the merger agreement if there are not sufficient votes at the time of such adjournment to approve the merger agreement.
		Management	For	Voted - For
3.	To approve, on a non-binding, advisory basis, certain compensation that will or may be paid or become payable to Hillrom's named executive officers that is based on or otherwise relates to the merger.	Management	For	Voted - Against

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

INGEVITY CORPORATION
Security ID: 45688C107
Ticker: NGVT
Meeting Date: 27-Apr-22
Meeting Type: Annual
1A.	Election of Director for one year term: Jean S. Blackwell	Management	For	Voted - For
1B.	Election of Director for one year term: Luis Fernandez-Moreno	Management	For	Voted - For
1C.	Election of Director for one year term: J. Michael Fitzpatrick	Management	For	Voted - For
1D.	Election of Director for one year term: John C. Fortson	Management	For	Voted - For
1E.	Election of Director for one year term: Diane H. Gulyas	Management	For	Voted - For
1F.	Election of Director for one year term: Frederick J. Lynch	Management	For	Voted - For
1G.	Election of Director for one year term: Karen G. Narwold	Management	For	Voted - For
1H.	Election of Director for one year term: Daniel F. Sansone	Management	For	Voted - For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal 2022.	Management	For	Voted - For
3.	Advisory vote to approve named executive officer compensation.	Management	For	Voted - For
KOPPERS HOLDINGS INC.
Security ID: 50060P106
Ticker: KOP
Meeting Date: 05-May-22
Meeting Type: Annual
1.1	Election of Director: Leroy M. Ball	Management	For	Voted - For
1.2	Election of Director: Xudong Feng	Management	For	Voted - For
1.3	Election of Director: Traci L. Jensen	Management	For	Voted - For
1.4	Election of Director: David L. Motley	Management	For	Voted - For
1.5	Election of Director: Albert J. Neupaver	Management	For	Voted - For
1.6	Election of Director: Louis L. Testoni	Management	For	Voted - For
1.7	Election of Director: Stephen R. Tritch	Management	For	Voted - For
1.8	Election of Director: Sonja M. Wilkerson	Management	For	Voted - For
2.	Proposal to approve an advisory resolution on our executive compensation	Management	For	Voted - For
3.	Proposal to ratify the appointment of kpmg llp as our independent registered public accounting firm for fiscal year 2022	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

MALIBU BOATS, INC.
Security ID: 56117J100
Ticker: MBUU
Meeting Date: 03-Nov-21
Meeting Type: Annual
1.1	Director: James R. Buch	Management	For	Voted - For
1.2	Director: Joan M. Lewis	Management	For	Voted - For
1.3	Director: Peter E. Murphy	Management	For	Voted - For
2.	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2022.	Management	For	Voted - For
3.	Approval, on a non-binding advisory basis, of the compensation of the Company's named executive officers.	Management	For	Voted - For
MGP INGREDIENTS, INC.
Security ID: 55303J106
Ticker: MGPI
Meeting Date: 26-May-22
Meeting Type: Annual
1A.	Election of Director: Thomas A. Gerke	Management	For	Voted - For
1B.	Election of Director: Donn Lux	Management	For	Voted - For
1C.	Election of Director: Kevin S. Rauckman	Management	For	Voted - For
1D.	Election of Director: Todd B. Siwak	Management	For	Voted - For
2.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm.	Management	For	Voted - For
3.	To adopt an advisory resolution to approve the compensation of our named executive officers.	Management	For	Voted - For
MURPHY USA INC.
Security ID: 626755102
Ticker: MUSA
Meeting Date: 05-May-22
Meeting Type: Annual
1A.	Election of Class III Director: R. Madison Murphy	Management	For	Voted - For
1B.	Election of Class III Director: R. Andrew Clyde	Management	For	Voted - For
1C.	Election of Class III Director: David B. Miller	Management	For	Voted - For
1D.	Election of Class III Director: Rosemary L. Turner	Management	For	Voted - For
2.	Approval of Executive Compensation on an Advisory, Non-Binding Basis.	Management	For	Voted - For
3.	Determine the Frequency of Stockholder Approval of the Compensation of the Named Executive Officers on an Advisory, Non-Binding Basis.	Management	1 Year	Voted - 1 Year
4.	Ratification of Appointment of Independent Registered Public Accounting Firm for Fiscal 2022.	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

POLARIS INC.
Security ID: 731068102
Ticker: PII
Meeting Date: 28-Apr-22
Meeting Type: Annual
1A.	Election of Class I Director: Bernd F. Kessler	Management	For	Voted - For
1B.	Election of Class I Director: Lawrence D. Kingsley	Management	For	Voted - For
1C.	Election of Class I Director: Gwynne E. Shotwell	Management	For	Voted - For
2.	The ratification of the selection of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2022	Management	For	Voted - For
3.	Advisory vote to approve the compensation of our Named Executive Officers	Management	For	Voted - For
SANDERSON FARMS, INC.
Security ID: 800013104
Ticker: SAFM
Meeting Date: 21-Oct-21
Meeting Type: Special
1.
Proposal to approve the Agreement and Plan of Merger (the "Merger Agreement"), dated as of August 8, 2021, by and among Sanderson Farms, Inc. (the "Company"), Walnut Sycamore Holdings LLC, Sycamore Merger Sub LLC and, solely for purposes of certain provisions specified therein, Wayne Farms LLC.
	Management	For	Voted - For
2.
Proposal to approve, on an advisory (non- binding) basis, the compensation that may be paid or become payable to the Company's named executive officers that is based on or otherwise related to the Merger Agreement and the transactions contemplated by the Merger Agreement.
	Management	For	Voted - For
3.
Proposal to adjourn the special meeting of stockholders of the Company (the "Special Meeting") to a later date or dates if necessary or appropriate to solicit additional proxies if there are insufficient votes to approve Proposal 1 at the time of the Special Meeting.
	Management	For	Voted - For
STEPAN COMPANY
Security ID: 858586100
Ticker: SCL
Meeting Date: 26-Apr-22
Meeting Type: Annual
1.1	Election of Director: Scott R. Behrens	Management	For	Voted - For
1.2	Election of Director: Lorinda A. Burgess	Management	For	Voted - For
1.3	Election of Director: Edward J. Wehmer	Management	For	Voted - For
2.	Advisory vote to approve named executive officer compensation.	Management	For	Voted - For
3.	Ratify the appointment of Deloitte & Touche LLP as Stepan Company's independent registered public accounting firm for 2022.	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

4.
Approve the Stepan Company 2022 Equity Incentive Compensation Plan.
Management
For
Voted - For
THE BRINK'S COMPANY
Security ID: 109696104
Ticker: BCO
Meeting Date: 06-May-22
Meeting Type: Annual
1A.	Election of Director: Kathie J. Andrade	Management	For	Voted - For
1B.	Election of Director: Paul G. Boynton	Management	For	Voted - For
1C.	Election of Director: Ian D. Clough	Management	For	Voted - For
1D.	Election of Director: Susan E. Docherty	Management	For	Voted - For
1E.	Election of Director: Mark Eubanks	Management	For	Voted - For
1F.	Election of Director: Michael J. Herling	Management	For	Voted - For
1G.	Election of Director: A. Louis Parker	Management	For	Voted - For
1H.	Election of Director: Douglas A. Pertz	Management	For	Voted - For
1I.	Election of Director: Timothy J. Tynan	Management	For	Voted - For
2.	Approval of an advisory resolution on named executive officer compensation.	Management	For	Voted - For
3.	Approval of the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Voted - For
THE TIMKEN COMPANY
Security ID: 887389104
Ticker: TKR
Meeting Date: 06-May-22
Meeting Type: Annual
1.1	Director: Maria A. Crowe	Management	For	Voted - For
1.2	Director: Elizabeth A. Harrell	Management	For	Voted - For
1.3	Director: Richard G. Kyle	Management	For	Voted - For
1.4	Director: Sarah C. Lauber	Management	For	Voted - For
1.5	Director: John A. Luke, Jr.	Management	For	Voted - For
1.6	Director: Christopher L. Mapes	Management	For	Voted - For
1.7	Director: James F. Palmer	Management	For	Voted - For
1.8	Director: Ajita G. Rajendra	Management	For	Voted - For
1.9	Director: Frank C. Sullivan	Management	For	Voted - For
1.10	Director: John M. Timken, Jr.	Management	For	Voted - For
1.11	Director: Ward J. Timken, Jr.	Management	For	Voted - For
1.12	Director: Jacqueline F. Woods	Management	For	Voted - For
2.	Approval, on an advisory basis, of our named executive officer compensation.	Management	For	Voted - For
3.	Ratification of the appointment of Ernst & Young LLP as our independent auditor for the fiscal year ending December 31, 2022.	Management	For	Voted - For
4.
Consideration of a shareholder proposal requesting that our Board take each step necessary so that each voting requirement in our charter and bylaws (that is explicit or implicit due to default to state law) that calls for a greater than simple majority vote be eliminated, and replaced by a requirement for a majority of the votes cast for and against applicable proposals, or a simple majority in compliance with applicable laws.
		Shareholder	Against	Voted - Against

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

THOR INDUSTRIES, INC.
Security ID: 885160101
Ticker: THO
Meeting Date: 17-Dec-21
Meeting Type: Annual
1.1	Director: Andrew Graves	Management	For	Voted - For
1.2	Director: Christina Hennington	Management	For	Voted - For
1.3	Director: Amelia A. Huntington	Management	For	Voted - For
1.4	Director: Laurel Hurd	Management	For	Voted - For
1.5	Director: Wilson Jones	Management	For	Voted - For
1.6	Director: William J. Kelley, Jr.	Management	For	Voted - For
1.7	Director: Christopher Klein	Management	For	Voted - For
1.8	Director: Robert W. Martin	Management	For	Voted - For
1.9	Director: Peter B. Orthwein	Management	For	Voted - For
1.10	Director: James L. Ziemer	Management	For	Voted - For
2.	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our Fiscal Year 2022.	Management	For	Voted - For
3.	Non-binding advisory vote to approve the compensation of our named executive officers (NEOs).	Management	For	Voted - For
4.	Approval of the Amendment to the THOR Industries, Inc. 2016 Equity and Incentive Plan.	Management	For	Voted - For
TRAEGER, INC.
Security ID: 89269P103
Ticker: COOK
Meeting Date: 14-Jun-22
Meeting Type: Annual
1.1	Director: Jeremy Andrus	Management	For
1.2	Director: Wendy A. Beck	Management	For
1.3	Director: Daniel James	Management	For
1.4	Director: Elizabeth C. Lempres	Management	For
2.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Management	For	Non-Voting
UNIVAR SOLUTIONS INC.
Security ID: 91336L107
Ticker: UNVR
Meeting Date: 05-May-22
Meeting Type: Annual
1A.	Election of Director to serve for a term of one year: Joan A. Braca	Management	For	Voted - For
1B.	Election of Director to serve for a term of one year: Mark J. Byrne	Management	For	Voted - For

SouthernSun U.S. Equity Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted

1C.	Election of Director to serve for a term of one year: Daniel P. Doheny	Management	For	Voted - For
1D.	Election of Director to serve for a term of one year: Richard P. Fox	Management	For	Voted - For
1E.	Election of Director to serve for a term of one year: Rhonda Germany	Management	For	Voted - For
1F.	Election of Director to serve for a term of one year: David C. Jukes	Management	For	Voted - For
1G.	Election of Director to serve for a term of one year: Varun Laroyia	Management	For	Voted - For
1H.	Election of Director to serve for a term of one year: Stephen D. Newlin	Management	For	Voted - For
1I.	Election of Director to serve for a term of one year: Christopher D. Pappas	Management	For	Voted - For
1J.	Election of Director to serve for a term of one year: Kerry J. Preete	Management	For	Voted - For
1K.	Election of Director to serve for a term of one year: Robert L. Wood	Management	For	Voted - For
2.	Non-binding advisory vote to approve the compensation of the Company's named executive officers.	Management	For	Voted - For
3.	Non-binding advisory vote on the frequency of future advisory votes on the compensation of the Company's named executive officers.	Management	1 Year	Voted - 1 Year
4.	Ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for 2022.	Management	For	Voted - For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund III

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 24, 2022